Employee Compensation - Summary of Fair Values of Plan Assets Held (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of fair value of plan assets [line items]
Derivative instruments	$ (53)	$ 43
Fair value of plan assets	7,833	9,245
Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	2,351	3,387
Unquoted [member]
Disclosure of fair value of plan assets [line items]
Derivative instruments	(53)	43
Fair value of plan assets	5,482	5,858
Cash and money market funds.
Disclosure of fair value of plan assets [line items]
Cash and money market funds	185	145
Cash and money market funds. | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Cash and money market funds	185	144
Cash and money market funds. | Unquoted [member]
Disclosure of fair value of plan assets [line items]
Cash and money market funds		1
Canadian federal government [member]
Disclosure of fair value of plan assets [line items]
Debt securities	52	67
Canadian federal government [member] | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Debt securities	11	26
Canadian federal government [member] | Unquoted [member]
Disclosure of fair value of plan assets [line items]
Debt securities	41	41
Canadian Provincial And Municipal Governments [member]
Disclosure of fair value of plan assets [line items]
Debt securities	459	555
Canadian Provincial And Municipal Governments [member] | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Debt securities	156	191
Canadian Provincial And Municipal Governments [member] | Unquoted [member]
Disclosure of fair value of plan assets [line items]
Debt securities	303	364
US federal Government [member]
Disclosure of fair value of plan assets [line items]
Debt securities	108	301
US federal Government [member] | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Debt securities	108	297
US federal Government [member] | Unquoted [member]
Disclosure of fair value of plan assets [line items]
Debt securities		4
Pooled asset funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	4,738	5,085
Pooled asset funds [member] | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	704	1,071
Pooled asset funds [member] | Unquoted [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	4,034	4,014
Corporate debt [member]
Disclosure of fair value of plan assets [line items]
Debt securities	1,157	1,394
Corporate debt [member] | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Debt securities		3
Corporate debt [member] | Unquoted [member]
Disclosure of fair value of plan assets [line items]
Debt securities	1,157	1,391
Corporate equity [member]
Disclosure of fair value of plan assets [line items]
Equity securities	1,187	1,655
Corporate equity [member] | Valued using quoted market prices [member]
Disclosure of fair value of plan assets [line items]
Equity securities	$ 1,187	$ 1,655